Finance Result (Tables)	12 Months Ended
Dec. 31, 2024
Finance Result
Schedule of finance result

	Thousands of Euros
	Reference	2024	2023 (*)	2022
Finance income		44,423	62,430	33,859
Finance costs from senior unsecured notes		(230,478)	(177,482)	(181,149)
Finance costs from senior debt	Note 21(b)	(279,543)	(257,350)	(161,466)
Finance costs from other financial liabilities		(69,452)	(73,533)	(81,914)
Capitalized interest	Note 9	27,772	36,892	25,184
Finance lease expenses	Note 8	(50,870)	(44,587)	(45,198)
Other finance costs		(112,194)	(80,824)	(33,780)
Finance costs		(714,765)	(596,884)	(478,323)
Dividends		2,060	—	—
Financial cost of sale of trade receivables	Note 15	(30,782)	(24,993)	(18,201)
Change in fair value of financial instruments	Note 12	19,882	1,459	11,999
Impairment of financial investments		(9,081)	—	—
Exchange differences		(59,756)	(16,386)	7,725
Finance result		(748,019)	(574,374)	(442,941)

(*) Restated figures (Note 2.d)